Borrowings (Current) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Mar. 31, 2023	Nov. 09, 2022
Borrowings (Current) [Abstract]
Unsecured promissory notes, percentage	0.00%
Principal amount (in Dollars)		$ 3,333,333.33
Secured promissory note, percentage	7.00%
Secured promissory note (in Dollars)	$ 1,000,000
Issued discount, percentage	7.00%
Warrant exercisable (in Shares)	0.5
Warrant term	3 years
Strike price (in Dollars per share)	$ 10
Borrowings interest rate	8.50%